Stock Options and Warrants (Details) - Schedule of the weighted average remaining contractual life of warrants outstanding - $ / shares	12 Months Ended
	Dec. 31, 2021	Mar. 05, 2021	Feb. 23, 2021
Stock Options and Warrants (Details) - Schedule of the weighted average remaining contractual life of warrants outstanding [Line Items]
Exercise prices (in Dollars per share)		$ 0.0875	$ 0.001
Number of warrants outstanding	162,703,869		57,857,143
0.0875 Exercise Prices [Member] | Warrant [Member]
Stock Options and Warrants (Details) - Schedule of the weighted average remaining contractual life of warrants outstanding [Line Items]
Exercise prices (in Dollars per share)	$ 0.0875
Number of warrants outstanding	10,714,286
Weighted Average remaining contractual life (years)	4 years 1 month 20 days
0.0454 Exercise Price [Member] | Warrant [Member]
Stock Options and Warrants (Details) - Schedule of the weighted average remaining contractual life of warrants outstanding [Line Items]
Exercise prices (in Dollars per share)	$ 0.0454
Number of warrants outstanding	151,000,000
Weighted Average remaining contractual life (years)	4 years 1 month 20 days
0.0072 Exercise Prices [Member] | Warrant [Member]
Stock Options and Warrants (Details) - Schedule of the weighted average remaining contractual life of warrants outstanding [Line Items]
Exercise prices (in Dollars per share)	$ 0.0072
Number of warrants outstanding	989,583
Weighted Average remaining contractual life (years)	3 years 11 months 12 days